Leases - Schedule of Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019
Leases [Abstract]
Next 12 months	$ 6,926
1 to 2 years	6,087
2 to 3 years	5,495
3 to 4 years	4,738
4 to 5 years	4,254
More than 5 years	7,478
Total undiscounted minimum lease payments	34,978
Discount	(4,097)
Lease liability (current and non-current)	$ 30,881	$ 31,000